FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (78)	$ 13	$ (230)	$ 90
Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	3,232		3,232		$ 3,863
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Securities - FVTPL	10		10		$ 36
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0	$ 0	$ 0	$ 0